Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	$ 15,827	$ 3,799,682
Amortization	69,466	118,049
Intangible asset at ending		15,827	$ 3,799,682
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning		492
Intangible asset at ending			492
Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	15,827	3,799,190
Intangible asset at ending		15,827	3,799,190
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	15,827	24,683,852	24,681,670
Impact of sale of RPK		(24,666,888)
Movement in exchange rates	1,182	(1,137)	2,182
Intangible asset at ending		15,827	24,683,852
Cost [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning		19,554	18,181
Impact of sale of RPK		(18,663)
Movement in exchange rates		(891)	1,373
Intangible asset at ending			19,554
Cost [Member] | Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning	15,827	24,664,298	24,663,489
Impact of sale of RPK		(24,648,225)
Movement in exchange rates	1,182	(246)	809
Intangible asset at ending		15,827	24,664,298
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning		4,946,637	2,473,076
Impact of sale of RPK		(4,946,238)
Amortization			2,472,348
Movement in exchange rates		(399)	1,213
Intangible asset at ending			4,946,637
Accumulated Amortization [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning		16,992	8,254
Impact of sale of RPK		(16,593)
Amortization			7,525
Movement in exchange rates		(399)	1,213
Intangible asset at ending			16,992
Accumulated Amortization [Member] | Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning		4,929,645	2,464,822
Impact of sale of RPK		(4,929,645)
Amortization			2,464,823
Movement in exchange rates
Intangible asset at ending			4,929,645
Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning		15,937,533
Impact of sale of RPK		(15,937,533)
Impairment			15,937,533
Intangible asset at ending			15,937,533
Impairment [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning		2,070
Impact of sale of RPK		(2,070)
Impairment			2,070
Intangible asset at ending			2,070
Impairment [Member] | Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset at beginning		15,935,463
Impact of sale of RPK		(15,935,463)
Impairment			15,935,463
Intangible asset at ending			$ 15,935,463